Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
NOV 0 5 2007
1086

November 5, 2007

CERTNYS 001-31321

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

07082241

PROCESSED
NOV 0 7 2007
THOMSON
FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NAUTILUS, INC., Common Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 2, 2007.

Sincerely,

Paras Madho

END